Provisions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Provisions
NOTE 29. PROVISIONS

The account breaks down as follows as of the indicated dates:

	12.31.19	12.31.18
For Administrative, Disciplinary and Criminal Penalties	5,306	8,162
For Termination Benefits	171,358	133,720
Others	2,570,302	2,087,646

Total	2,746,966	2,229,528

Changes in the “Provisions” account for fiscal year 2019 are detailed in Schedule J.
See Note 46 for further details.